Intangible Assets and Non-financial Assets Impairment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Changes in Intangible Assets
(a)	Changes in intangible assets for the year ended December 31, 2020 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction- in-progress	Customer relationships	Technology	Good- will	Others (*2)	Total
Acquisition cost as of January 1, 2020	~~W~~	959,683	1,097,290	56,612	2,580,777	15,245	59,176	11,074	105,414	13,080	4,898,351
Accumulated amortization as of January 1, 2020		(739,498)	(890,281)	—	(2,073,881)	—	(37,491)	(10,705)	—	(13,079)	(3,764,935)
Accumulated impairment loss as of January 1, 2020		(29,151)	(8,864)	(10,560)	(131,713)	—	(21,685)	—	(57,995)	—	(259,968)

Book value as of January 1, 2020	~~W~~	191,034	198,145	46,052	375,183	15,245	—	369	47,419	1	873,448
Additions - internally developed		—	—	—	284,487	—	—	—	—	—	284,487
Additions - external purchases		291,405	27,789	—	—	51,520	—	—	—	3	370,717
Amortization(*1)		(42,205)	(86,466)	—	(278,799)	—	—	(369)	—	(3)	(407,842)
Disposals		—	—	(17,252)	—	—	—	—	—	—	(17,252)
Impairment loss(*3)		—	(675)	—	(78,918)	—	—	—	—	—	(79,593)
Reversal of impairment loss		—	—	1,110	—	—	—	—	—	—	1,110
Transfer from construction-in-progress		—	54,753	—	—	(54,753)	—	—	—	—	—
Effect of movements in exchange rates		(4,031)	887	(10)	—	55	—	—	(1,888)	—	(4,987)

Book value as of December 31, 2020	~~W~~	436,203	194,433	29,900	301,953	12,067	—	—	45,531	1	1,020,088

Acquisition cost as of December 31, 2020	~~W~~	1,247,057	1,180,719	39,350	2,865,264	12,067	59,176	11,074	103,526	13,083	5,531,316

Accumulated amortization as of December 31, 2020	~~W~~	(781,703)	(976,747)	—	(2,352,680)	—	(37,491)	(11,074)	—	(13,082)	(4,172,777)

Accumulated impairment loss as of December 31, 2020	~~W~~	(29,151)	(9,539)	(9,450)	(210,631)	—	(21,685)	—	(57,995)	—	(338,451)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*2)	Others mainly consist of rights to use electricity and gas supply facilities.
(*3)	The Group recognized an impairment loss amounting to ~~W~~ 78,918 million for development projects which are not likely to generate revenue.

(b)	Changes in intangible assets for the year ended December 31, 2021 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress	Customer relationships	Technology	Good- will	Others (*2)	Total

Acquisition cost as of January 1, 2021	~~W~~	1,247,057	1,180,719	39,350	2,865,264	12,067	59,176	11,074	103,526	13,083	5,531,316
Accumulated amortization as of January 1, 2021		(781,703)	(976,747)	—	(2,352,680)	—	(37,491)	(11,074)	—	(13,082)	(4,172,777)
Accumulated impairment loss as of January 1, 2021		(29,151)	(9,539)	(9,450)	(210,631)	—	(21,685)	—	(57,995)	—	(338,451)

Book value as of January 1, 2021	~~W~~	436,203	194,433	29,900	301,953	12,067	—	—	45,531	1	1,020,088
Additions - internally developed		—	—	—	362,897	—	—	—	—	—	362,897
Additions - external purchases		681,222	23,240	742	—	127,621	—	1,689	—	—	834,514
Amortization(*1)		(190,842)	(101,545)	—	(230,891)	—	—	(169)	—	(1)	(523,448)
Disposals		—	—	(2,750)	—	—	—	—	—	—	(2,750)
Impairment loss(*3)		(90)	(2)	—	(29,396)	—	—	—	—	—	(29,488)
Reversal of impairment loss		—	—	1,152	—	—	—	—	—	—	1,152
Transfer from construction-in-progress		—	119,543	—	(15,348)	(119,543)	—	—	—	—	(15,348)
Effect of movements in exchange rates		1,825	(6,808)	39	—	(583)	—	—	2,808	—	(2,719)

Book value as of December 31, 2021	~~W~~	928,318	228,861	29,083	389,215	19,562	—	1,520	48,339	—	1,644,898

Acquisition cost as of December 31, 2021	~~W~~	1,873,027	1,261,232	30,742	1,771,383	19,562	59,176	12,763	106,334	13,081	5,147,300

Accumulated amortization as of December 31, 2021	~~W~~	(915,764)	(1,023,062)	—	(1,318,476)	—	(37,491)	(11,243)	—	(13,081)	(3,319,117)

Accumulated impairment loss as of December 31, 2021	~~W~~	(28,945)	(9,309)	(1,659)	(63,692)	—	(21,685)	—	(57,995)	—	(183,285)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*2)	Others mainly consist of rights to use electricity and gas supply facilities.
(*3)	The Group recognized an impairment loss amounting to ~~W~~ 29,396 million for development projects which are not likely to generate revenue.

Summary of Development Costs
(c)	Development costs as of December 31, 2020 and 2021 are as follows:

(i)	As of December 31, 2020

(In millions of won)
Classification	Product type	Book Value
Development completed	TV	~~W~~	20,803
	IT		51,784
	Mobile and others		33,097

		~~W~~	105,684

Development in process	TV	~~W~~	49,773
	IT		42,762
	Mobile and others		103,734

		~~W~~	196,269

		~~W~~	301,953

(ii)	As of December 31, 2021

(In millions of won)
Classification	Product type	Book Value
Development completed	TV	~~W~~	27,371
	IT		31,935
	Mobile and others		76,644

		~~W~~	135,950

Development in process	TV	~~W~~	73,667
	IT		66,904
	Mobile and others		112,694

		~~W~~	253,265

		~~W~~	389,215

Schedule of inputs used in measurement of CGU
As of December 31, 2021,
goodwill
is allocated to the Group’s Display CGU which constitutes a large portion of the Group’s non-financial
assets. The carrying amount of goodwill allocated to Display CGU is as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Display CGU	~~W~~	48,339	45,531
The recoverable amount of Display CGU is estimated based on its value in use. Value in use is calculated using the estimated cash flow based on 5-year business plan approved by management. The estimated sales of the Group’s products used in the forecast was determined considering external sources and the Group’s past experience. Management estimated the future cash flows based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for Display CGU include revenue and operating expenditures for the forecast period and discount rate applied to determine the present value. For Display CGU, the terminal growth rate and the discount rate in the estimation of value in use as of December 31, 2021 are as follows.

	Pre-tax discount rate(*)	Post-tax discount rate(*)	Terminal growth rate

Display CGU	10.5%	8.4%	1.0%
(*)
The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of five global listed companies in the same industry and the Group. Cost of debt was calculated using the yield rate of non-guaranteed corporate bond considering the Group’s credit rating and debt ratio was determined using the average of the debt ratios of the five global listed companies in the same industry and the Group. The Group calculates the value in use of the CGU using post-tax cash flows and a post-tax discount which is not significantly different from the value in use calculated using pre-tax cash flows and pre-tax discount rate.